Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Government Money Market Fund, Inc.
Prospectus Date	rr_ProspectusDate	Sep. 29, 2022
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2022